Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues						$ 868,000
Cost of goods sold:					600,000	1,170,000
Gross profit (loss)					(600,000)	(302,000)
Operating expenses:
Selling, general, and administrative	941,000	1,165,000	3,255,000	3,475,000	5,197,000	5,449,000
Research and development	1,170,000	928,000	2,871,000	2,636,000	3,412,000	3,156,000
Total operating expenses	2,111,000	2,093,000	6,126,000	6,111,000	8,609,000	8,605,000
Operating loss	(2,111,000)	(2,093,000)	(6,126,000)	(6,111,000)	(9,209,000)	(8,907,000)
Other income (expenses):
Interest expense	(246,000)	(150,000)	(985,000)	(257,000)	(2,716,000)	(787,000)
Amortization of debt discount	(809,000)	(1,117,000)	(2,209,000)	(1,921,000)
Interest income					2,000	1,000
Loss on debt conversion						(2,414,000)
Loss on exchange of warrants				(279,000)	(279,000)
Loss on modification of convertible debt			(1,429,000)		(707,000)
Gain (loss) on valuation of derivative liabilities	1,570,000	50,000	3,124,000	(33,000)	(198,000)	1,574,000
Total other income (expenses), net	515,000	(1,217,000)	(1,499,000)	(2,490,000)	(3,898,000)	(1,626,000)
Loss before provision for income taxes	(1,596,000)	(3,310,000)	(7,625,000)	(8,601,000)	(13,107,000)	(10,533,000)
Provision for income taxes			3,000			1,000
Net loss	$ (1,596,000)	$ (3,310,000)	$ (7,628,000)	$ (8,601,000)	$ (13,107,000)	$ (10,534,000)
Loss per share-basic and diluted	$ (0.42)	$ (1.34)	$ (2.12)	$ (3.61)	$ (5.45)	$ (6.17)
Weighted average common shares-basic and diluted	3,785,216	2,464,100	3,591,233	2,385,500	2,405,147	1,707,620